NOTES PAYABLE, BANK OVERDRAFTS AND LONG-TERM DEBT - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long-term Debt, Fiscal Year Maturity [Abstract]
2022	$ 60,954
2023	67,066
2024	41,425
2025	42,930
2026	609,038
Thereafter	558,638
Long-term debt	$ 1,380,051	$ 346,831